Non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 34,640	€ 33,321
Non-current assets or disposal groups classified as held for sale	3,835	4,089
Non-current assets held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	3,835	4,089
Non-current assets or disposal groups classified as held for sale	3,835	4,089
Non-current assets held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	3,472	3,651
Other tangible assets held for sale	363	438
Non-current assets held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 2,898	€ 3,120